Equity - AOCI components (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Equity [abstract]
OTHER ACCUMULATED COMPREHENSIVE INCOME	€ (32,181)	€ (33,144)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(4,962)	(5,328)
Actuarial gains or losses on defined benefit pension plans	(4,415)	(5,002)
Non-current assets held for sale	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	(11)	(2)
Other valuation adjustments	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(428)	(308)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	213	159
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(213)	(159)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(108)	(16)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(27,219)	(27,816)
Hedge of net investments in foreign operations (effective portion)	(4,125)	(3,124)
Exchange differences	(24,032)	(26,911)
Hedging derivatives (effective portion)	126	295
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,250	2,411
Hedging instruments (items not designated)	0	0
Non-current assets held for sale	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	€ (438)	€ (487)